File Nos. 333-187583
811-22818

As filed with the Securities and Exchange Commission
on October 20, 2017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 10	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 13	☑

WESTCHESTER CAPITAL FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices)

(914) 741-5600
(Registrant's telephone number, including area code)

Bruce Rubin
Vice President
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for Service)

with copies to:

Jeremy Smith, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b)

☑ on (November 17, 2017), pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date), pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates only to WCM Alternatives: Credit Event Fund. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 10 to the Registration Statement of Westchester Capital Funds (the "Registrant") is to designate a new effective date of the Post-Effective Amendment No. 9, which was filed on August 8, 2017 (Accession No. 0000894189-17-003980). Parts A, B and C of Post-Effective Amendment No. 9 are unchanged and are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Valhalla and State of New York, on the 20th day of October, 2017.

WESTCHESTER CAPITAL FUNDS

By:	/s/ Roy Behren
Roy Behren
Title:	Co-President; Treasurer and Trustee

By:	/s/ Michael T. Shannon
Michael T. Shannon
Title:	Co-President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 10 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ Roy Behren Roy Behren	Co-President, Treasurer and Trustee	October 20, 2017
/s/ Michael T. Shannon Michael T. Shannon	Co-President and Trustee	October 20, 2017
Barry Hamerling* Barry Hamerling	Trustee	October 20, 2017
Richard V. Silver* Richard V. Silver	Trustee	October 20, 2017
Christianna Wood* Christianna Wood	Trustee	October 20, 2017
* By: /s/ Roy Behren Roy Behren Attorney-in-Fact**

** Pursuant to Powers of Attorney for each of Barry Hamerling, Richard V. Silver and Christianna Wood filed as Exhibit (h)(5) to Pre-Effective Amendment No. 1 to the Registration Statement filed on August 9, 2013.